SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 7 – SUBSEQUENT EVENTS

In October of 2011, the Company issued a total of 8,948 shares of Common Stock for proceeds of $25,000 under the New Standby Equity Distribution Agreement with YA Global Master SPV, Ltd. (See Note 6)